Consolidated Statements of Shareholders' (deficit) Equity - USD ($) $ in Thousands	Total	Ordinary Shares	Additional Paid In Capital	Subscription Receivable	Accumulated Deficit	Accumulated Other Comprehensive (Loss) Income
Balance at Dec. 31, 2016	$ (51,551)	$ 1	$ 9,314	$ 0	$ (60,168)	$ (698)
Balance, Shares at Dec. 31, 2016		9,657,175
Issuance of ordinary shares upon vesting of restricted shares		$ 0	0	0
Issuance of ordinary shares upon vesting of restricted shares, Shares		1,666,145
Exercise of shares option	$ 65	$ 0	65
Exercise of shares option, Shares	100,834	100,834
Exercise of warrant	$ 4,700	$ 0	4,700
Exercise of warrant, Shares		461,808
Conversion of convertible preferred shares to ordinary shares	163,607	$ 2	163,605
Conversion of convertible preferred shares to ordinary shares, Shares		28,443,275
Issuance of ordinary shares upon initial public offering/ follow-on public offering, net of issuance cost	157,655	$ 0	157,655
Issuance of ordinary shares upon initial public offering/ follow-on public offering, net of issuance cost, Shares		9,583,333
Share-based compensation	9,931		9,931
Net loss	(50,384)				(50,384)
Foreign currency translation adjustments	1,148					1,148
Balance at Dec. 31, 2017	235,171	$ 3	345,270	0	(110,552)	450
Balance, Shares at Dec. 31, 2017		49,912,570
Issuance of ordinary shares upon vesting of restricted shares		$ 0	0	$ 0
Issuance of ordinary shares upon vesting of restricted shares, Shares		338,332
Exercise of shares option	$ 196	$ 0	196
Exercise of shares option, Shares	256,065	256,065
Issuance of ordinary shares upon initial public offering/ follow-on public offering, net of issuance cost	$ 140,348	$ 0	140,348
Issuance of ordinary shares upon initial public offering/ follow-on public offering, net of issuance cost, Shares		7,500,000
Share-based compensation	12,229		12,229
Net loss	(139,075)				(139,075)
Foreign currency translation adjustments	2,212					2,212
Balance at Dec. 31, 2018	$ 251,081	$ 3	498,043		(249,627)	2,662
Balance, Shares at Dec. 31, 2018	58,006,967	58,006,967
Issuance of ordinary shares upon vesting of restricted shares		$ 0	0
Issuance of ordinary shares upon vesting of restricted shares, Shares		539,733
Exercise of shares option	$ 1,055	$ 0	1,055
Exercise of shares option, Shares	670,939	670,939
Issuance of ordinary shares upon initial public offering/ follow-on public offering, net of issuance cost	$ 215,346	$ 1	215,345
Issuance of ordinary shares upon initial public offering/ follow-on public offering, net of issuance cost, Shares		9,019,608
Share-based compensation	20,291		20,291
Net loss	(195,071)				(195,071)
Foreign currency translation adjustments	1,958					1,958
Balance at Dec. 31, 2019	$ 294,660	$ 4	$ 734,734		$ (444,698)	$ 4,620
Balance, Shares at Dec. 31, 2019	68,237,247	68,237,247